Fair value of financial instrument - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Assets
Interest-bearing deposits with banks	$ 36,471	$ 32,662
Securities
Trading	128,258	127,657
Investment, net of applicable allowance	94,608	90,722
Securities	222,866	218,379
Assets purchased under reverse repurchase agreements and securities borrowed	294,602	220,977
Loans
Loans, net	576,818	542,617
Other
Derivatives	94,039	95,023
Deposits
Personal	270,154	260,213
Business and government	534,371	505,665
Bank	32,521	23,757
Deposits	837,046	789,635
Other
Obligations related to securities sold short	32,247	30,008
Obligations related to assets sold under repurchase agreements and securities loaned	206,814	143,084
Derivatives	90,238	92,127
Subordinated debentures	9,131	9,265
Financial assets classified as at FVTPL [member]
Securities
Trading	121,031	116,720
Securities	121,031	116,720
Assets purchased under reverse repurchase agreements and securities borrowed	219,108
Loans
Retail	69	69
Wholesale	7,129	1,837
Loans, net	7,198	1,906
Other
Derivatives	94,039	95,023
Other assets	1,373
Financial assets designated as at FVTPL [member]
Assets
Interest-bearing deposits with banks	20,274	20,752
Securities
Trading	7,227	10,937
Securities	7,227	10,937
Assets purchased under reverse repurchase agreements and securities borrowed		138,979
Loans
Retail	190
Wholesale	1,540	2,329
Loans, net	1,730	2,329
Other
Other assets		1,213
Financial assets classified as at FVOCI [member]
Securities
Investment, net of applicable allowance	48,093
Securities	48,093
Loans
Retail	94
Wholesale	458
Loans, net	552
Financial assets designated as at FVOCI [member]
Securities
Investment, net of applicable allowance	406
Securities	406
Financial liabilities classified as at FVTPL [member]
Deposits
Personal	150	184
Business and government	(11)	(9)
Deposits	139	175
Other
Obligations related to securities sold short	32,247	30,008
Derivatives	90,238	92,127
Other liabilities	(1,434)	(1,132)
Financial liabilities designated as at FVTPL [member]
Deposits
Personal	14,602	13,794
Business and government	103,446	94,518
Bank	7,072	2,072
Deposits	125,120	110,384
Other
Obligations related to assets sold under repurchase agreements and securities loaned	201,839	133,947
Other liabilities	18
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Assets
Interest-bearing deposits with banks	16,197	11,910
Securities
Investment, net of applicable allowance	45,367	14,771
Securities	45,367	14,771
Assets purchased under reverse repurchase agreements and securities borrowed	75,490	81,999
Loans
Retail	394,051	380,782
Wholesale	168,087	153,967
Loans, net	562,138	534,749
Other
Other assets	46,205	44,598
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	255,115	246,147
Business and government	431,158	412,495
Bank	25,462	21,708
Deposits	711,735	680,350
Other
Obligations related to assets sold under repurchase agreements and securities loaned	4,976	9,138
Other liabilities	54,880	49,426
Subordinated debentures	9,319	9,559
At fair value [member]
Other
Derivatives	94,039	95,023
Other
Derivatives	90,238	92,127
At fair value [member] | Available-for-sale instruments [member]
Securities
Investment, net of applicable allowance		75,877
Securities		75,877
Financial assets at carrying amount [member]
Assets
Interest-bearing deposits with banks	36,471	32,662
Securities
Trading	128,258	127,657
Investment, net of applicable allowance	94,608	90,722
Securities	222,866	218,379
Assets purchased under reverse repurchase agreements and securities borrowed	294,602	220,977
Loans
Retail	397,455	383,926
Wholesale	179,363	158,691
Loans, net	576,818	542,617
Other
Derivatives	94,039	95,023
Other assets	47,578	45,811
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Assets
Interest-bearing deposits with banks	16,197	11,910
Securities
Investment, net of applicable allowance	46,109	14,845
Securities	46,109	14,845
Assets purchased under reverse repurchase agreements and securities borrowed	75,494	81,998
Loans
Retail	397,102	383,857
Wholesale	170,236	154,525
Loans, net	567,338	538,382
Other
Other assets	46,205	44,598
Financial assets at fair value [member]
Assets
Interest-bearing deposits with banks	36,471	32,662
Securities
Trading	128,258	127,657
Investment, net of applicable allowance	93,866	90,648
Securities	222,124	218,305
Assets purchased under reverse repurchase agreements and securities borrowed	294,598	220,978
Loans
Retail	394,404	380,851
Wholesale	177,214	158,133
Loans, net	571,618	538,984
Other
Derivatives	94,039	95,023
Other assets	47,578	45,811
Financial liabilities at carrying amount [member]
Deposits
Personal	270,154	260,213
Business and government	534,371	505,665
Bank	32,521	23,757
Deposits	837,046	789,635
Other
Obligations related to securities sold short	32,247	30,008
Obligations related to assets sold under repurchase agreements and securities loaned	206,814	143,084
Derivatives	90,238	92,127
Other liabilities	53,501	48,308
Subordinated debentures	9,131	9,265
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	255,402	246,235
Business and government	430,936	411,156
Bank	25,449	21,685
Deposits	711,787	679,076
Other
Obligations related to assets sold under repurchase agreements and securities loaned	4,975	9,137
Other liabilities	54,917	49,440
Subordinated debentures	9,131	9,265
Financial liabilities at fair value [member]
Deposits
Personal	269,867	260,125
Business and government	534,593	507,004
Bank	32,534	23,780
Deposits	836,994	790,909
Other
Obligations related to securities sold short	32,247	30,008
Obligations related to assets sold under repurchase agreements and securities loaned	206,815	143,085
Derivatives	90,238	92,127
Other liabilities	53,464	48,294
Subordinated debentures	$ 9,319	$ 9,559